STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2012

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap 400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services, LLC, an affiliate of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a "License Agreement" with Standard & Poor's Financial Services, LLC and SPDR S&P MidCap 400 ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P MidCap 400 ETF Trust, is not, however, sponsored by or affiliated with Standard & Poor's Financial Services, LLC or The McGraw-Hill Companies, Inc.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2012

OBJECTIVE:

To replicate the total return of the S&P MidCap 400 Index.TM

STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, and is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2012

Common Stock	Shares	Value
Aaron's, Inc.	608,633	$16,926,084
ACI Worldwide, Inc.*	338,578	14,308,306
Acuity Brands, Inc.	365,639	23,141,292
Acxiom Corp.*	647,772	11,834,794
ADTRAN, Inc.	546,246	9,439,131
Advance Auto Parts, Inc.	633,074	43,327,585
Advent Software, Inc.*	275,520	6,769,526
Aecom Technology Corp.*	976,256	20,657,577
Aeropostale, Inc.*	701,633	9,493,094
Affiliated Managers Group, Inc.*	443,322	54,528,606
AGCO Corp.*	839,380	39,853,762
Alaska Air Group, Inc.*	608,616	21,338,077
Albemarle Corp.	772,677	40,704,624
Alexander & Baldwin, Inc.*	366,089	10,810,608
Alexandria Real Estate Equities, Inc.	541,965	39,845,267
Alleghany Corp.*	146,169	50,419,535
Alliance Data Systems Corp.*	430,870	61,161,996
Alliant Energy Corp.	958,113	41,572,523
Alliant Techsystems, Inc.	282,011	14,131,571
Allscripts Healthcare Solutions, Inc.*	1,478,858	18,382,205
AMC Networks, Inc., Class A*	495,205	21,551,322
American Campus Communities, Inc.	794,133	34,846,556
American Eagle Outfitters, Inc.	1,544,579	32,559,725
American Financial Group, Inc.	680,740	25,800,046
Amerigroup Corp.*	421,196	38,509,950
AMETEK, Inc.	2,093,958	74,230,811
Ann, Inc.*	408,569	15,415,308
ANSYS, Inc.*	797,179	58,512,939
AOL, Inc.	774,269	27,277,497
Apollo Investment Corp.	1,751,663	13,785,588
Aptargroup, Inc.	574,933	29,729,785
Aqua America, Inc.	1,206,410	29,870,712
Arch Coal, Inc.	1,832,637	11,600,592
Arrow Electronics, Inc.*	939,355	31,665,657
Arthur J Gallagher & Co.	1,044,454	37,412,342
Ascena Retail Group, Inc.*	1,063,433	22,810,638
Ashland, Inc.	630,620	45,152,392
Aspen Insurance Holdings Ltd.	616,065	18,783,822
Associated Banc-Corp.	1,481,878	19,516,333

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Astoria Financial Corp.	705,251	$6,967,880
Atmel Corp.*	3,799,878	19,987,358
Atmos Energy Corp.	778,515	27,863,052
Atwood Oceanics, Inc.*	490,959	22,314,087
Avnet, Inc.*	1,220,260	35,497,363
Bally Technologies, Inc.*	357,754	17,669,470
BancorpSouth, Inc.	717,475	10,575,582
Bank of Hawaii Corp.	390,194	17,800,650
Barnes & Noble, Inc.*	326,099	4,167,545
BE Aerospace, Inc.*	897,614	37,789,549
Bill Barrett Corp.*	415,974	10,303,676
BioMed Realty Trust, Inc.	1,331,164	24,919,390
Bio-Rad Laboratories, Inc., Class A*	173,465	18,512,185
Black Hills Corp.	381,490	13,569,599
Bob Evans Farms, Inc.	242,413	9,485,621
BRE Properties, Inc.	663,060	31,090,883
Brinker International, Inc.	638,235	22,529,696
Brink's Co.	412,155	10,588,262
Broadridge Financial Solutions, Inc.	1,078,363	25,158,209
Brown & Brown, Inc.	1,014,358	26,444,313
Cabot Corp.	513,670	18,784,912
Cadence Design Systems, Inc.*	2,373,315	30,532,697
Camden Property Trust	721,654	46,539,466
Carbo Ceramics, Inc.	169,402	10,658,774
Carlisle Cos., Inc.	540,374	28,056,218
Carpenter Technology Corp.	381,414	19,955,580
Carter's, Inc.*	437,970	23,580,305
Cathay General Bancorp	632,110	10,910,219
Cboe Holdings, Inc.	753,463	22,166,881
Charles River Laboratories International, Inc.*	420,725	16,660,710
Cheesecake Factory, Inc.	431,061	15,410,431
Chico's FAS, Inc.	1,433,187	25,955,017
Church & Dwight Co., Inc.	1,201,964	64,894,036
Ciena Corp.*	865,099	11,765,346
Cimarex Energy Co.	742,378	43,466,232
Cinemark Holdings, Inc.	882,675	19,798,400
City National Corp.	407,003	20,964,725
Clarcor, Inc.	432,722	19,312,383
Clean Harbors, Inc.*	409,997	20,028,353

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Cleco Corp.	524,180	$22,005,076
Collective Brands, Inc.*	530,566	11,518,588
Commerce Bancshares, Inc.	643,082	25,935,497
Commercial Metals Co.	1,003,386	13,244,695
Community Health Systems, Inc.*	785,336	22,884,691
Compass Minerals International, Inc.	285,839	21,320,731
Compuware Corp.*	1,861,036	18,442,867
Concur Technologies, Inc.*	389,270	28,700,877
Convergys Corp.	970,741	15,211,511
Con-way, Inc.	482,947	13,218,259
Cooper Cos., Inc.	413,485	39,057,793
Copart, Inc.*	933,210	25,877,913
Corelogic, Inc.*	909,440	24,127,443
Corporate Executive Board Co.	289,512	15,526,529
Corporate Office Properties Trust SBI MD	622,390	14,918,688
Corrections Corp. of America	863,769	28,893,073
Covance, Inc.*	475,602	22,205,857
Crane Co.	415,939	16,608,444
Cree, Inc.*	1,001,089	25,557,802
Cullen/Frost Bankers, Inc.	530,142	30,446,055
Cypress Semiconductor Corp.	1,179,956	12,649,128
Cytec Industries, Inc.	397,640	26,053,373
Deckers Outdoor Corp.*	319,878	11,720,330
Deluxe Corp.	436,474	13,338,645
DeVry, Inc.	502,732	11,442,180
Dick's Sporting Goods, Inc.	838,561	43,479,388
Diebold, Inc.	545,752	18,397,300
Domtar Corp.	310,030	24,272,249
Donaldson Co., Inc.	1,182,837	41,056,272
DreamWorks Animation SKG, Inc., Class A*	618,719	11,897,966
Dresser-Rand Group, Inc.*	653,261	36,001,214
Dril-Quip, Inc.*	314,093	22,577,005
DST Systems, Inc.	264,749	14,974,203
Duke Realty Corp.	2,328,426	34,227,862
East West Bancorp, Inc.	1,225,438	25,881,251
Eaton Vance Corp.	994,502	28,800,778
Endo Pharmaceuticals Holdings, Inc.*	1,009,189	32,011,475
Energen Corp.	622,721	32,636,808
Energizer Holdings, Inc.	556,088	41,489,726

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Equinix, Inc.*	416,009	$85,718,654
Equity One, Inc.	531,394	11,191,158
Essex Property Trust, Inc.	314,389	46,605,025
Esterline Technologies Corp.*	266,410	14,956,257
Everest Re Group Ltd.	447,412	47,855,188
Exelis, Inc.	1,612,882	16,677,200
FactSet Research Systems, Inc.	353,230	34,058,437
Fair Isaac Corp.	292,193	12,932,462
Fairchild Semiconductor International, Inc., Class A*	1,093,346	14,344,700
Federal Realty Investment Trust	553,512	58,284,814
Fidelity National Financial, Inc., Class A	1,819,829	38,926,142
First American Financial Corp.	918,263	19,898,759
First Niagara Financial Group, Inc.	3,044,535	24,630,288
FirstMerit Corp.	946,593	13,943,315
Flowers Foods, Inc.	993,867	20,056,236
Foot Locker, Inc.	1,303,836	46,286,178
Forest Oil Corp.*	1,020,675	8,624,704
Fortune Brands Home & Security, Inc.*	1,387,400	37,473,674
FTI Consulting, Inc.*	363,046	9,686,067
Fulton Financial Corp.	1,730,068	17,058,470
Gardner Denver, Inc.	422,813	25,542,133
Gartner, Inc.*	806,575	37,175,042
GATX Corp.	404,915	17,184,593
General Cable Corp.*	429,705	12,624,733
Gentex Corp.	1,248,122	21,230,555
Global Payments, Inc.	681,193	28,494,303
Graco, Inc.	522,475	26,270,043
Granite Construction, Inc.	307,454	8,830,079
Great Plains Energy, Inc.	1,321,995	29,427,609
Green Mountain Coffee Roasters, Inc.*	1,114,482	26,468,948
Greenhill & Co., Inc.	230,997	11,954,095
Greif, Inc., Class A	261,816	11,567,031
Guess?, Inc.	529,315	13,455,187
Hancock Holding Co.	731,946	22,653,729
Hanesbrands, Inc.*	842,659	26,863,969
Hanover Insurance Group, Inc.	386,956	14,417,981
Harris Teeter Supermarkets, Inc., Class I	425,607	16,530,576
Harsco Corp.	695,732	14,283,378

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Hawaiian Electric Industries, Inc.	838,160	$22,051,990
HCC Insurance Holdings, Inc.	869,397	29,463,864
Health Management Associates, Inc., Class A*	2,213,258	18,569,235
Health NET, Inc.*	703,520	15,836,235
Helix Energy Solutions Group, Inc.*	844,930	15,436,871
Henry Schein, Inc.*	764,313	60,587,092
Herman Miller, Inc.	503,282	9,783,802
Highwoods Properties, Inc.	656,769	21,423,805
Hill-Rom Holdings, Inc.	536,790	15,599,117
Hillshire Brands Co.	1,025,618	27,466,050
HMS Holdings Corp.*	745,407	24,918,956
HNI Corp.	391,358	9,983,543
Hollyfrontier Corp.	1,757,398	72,527,815
Hologic, Inc.*	2,285,270	46,253,865
Home Properties, Inc.	430,774	26,393,523
Hospitality Properties Trust	1,066,781	25,368,052
Hsn, Inc.	321,923	15,790,323
Hubbell, Inc., Class B	461,168	37,234,704
Huntington Ingalls Industries, Inc.*	427,460	17,974,693
IDACORP, Inc.	433,010	18,736,343
IDEX Corp.	719,894	30,069,972
IDEXX Laboratories, Inc.*	475,158	47,206,947
Informatica Corp.*	937,006	32,617,179
Ingram Micro, Inc., Class A*	1,295,751	19,734,288
Ingredion, Inc.	657,742	36,281,049
Integrated Device Technology, Inc.*	1,238,550	7,282,674
InterDigital, Inc./Pa	371,393	13,845,531
International Bancshares Corp.	470,148	8,956,319
International Rectifier Corp.*	598,550	9,989,800
International Speedway Corp., Class A	220,408	6,252,975
Intersil Corp., Class A	1,101,544	9,638,510
Intrepid Potash, Inc.*	461,151	9,905,523
Itron, Inc.*	341,189	14,722,305
ITT Corp.	797,734	16,074,340
ITT Educational Services, Inc.*	134,884	4,347,311
Jack Henry & Associates, Inc.	743,798	28,189,944
Janus Capital Group, Inc.	1,617,319	15,267,491
Jarden Corp.*	648,112	34,246,238
JB Hunt Transport Services, Inc.	781,465	40,667,439

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Jefferies Group, Inc.	1,105,990	$15,141,003
JetBlue Airways Corp.*	1,963,335	9,404,375
John Wiley & Sons, Inc., Class A	404,392	18,581,812
Jones Lang LaSalle, Inc.	380,230	29,030,561
Kansas City Southern	949,787	71,974,859
KB Home	660,667	9,480,571
KBR, Inc.	1,271,928	37,928,893
Kemper Corp.	471,025	14,465,178
Kennametal, Inc.	691,608	25,644,825
Kirby Corp.*	482,328	26,663,092
Korn/Ferry International*	414,034	6,347,141
Lamar Advertising Co., Class A*	475,541	17,623,549
Lancaster Colony Corp.	167,271	12,252,601
Landstar System, Inc.	402,748	19,041,925
Lender Processing Services, Inc.	731,215	20,393,586
Lennox International, Inc.	400,843	19,384,767
Lexmark International, Inc., Class A	612,597	13,630,283
Liberty Property Trust	1,014,837	36,777,693
Life Time Fitness, Inc.*	345,539	15,804,954
LifePoint Hospitals, Inc.*	422,038	18,054,786
Lincoln Electric Holdings, Inc.	721,149	28,160,868
LKQ Corp.*	2,557,970	47,322,445
Louisiana-Pacific Corp.*	1,188,721	14,859,013
Macerich Co.	1,149,312	65,775,126
Mack-Cali Realty Corp.	720,295	19,159,847
Manpower, Inc.	684,899	25,204,283
ManTech International Corp., Class A	204,075	4,897,800
Martin Marietta Materials, Inc.	395,805	32,800,360
Masimo Corp.*	449,090	10,858,996
Matson, Inc.	366,089	7,654,921
Matthews International Corp., Class A	241,266	7,194,552
MDC Holdings, Inc.	331,478	12,765,218
MDU Resources Group, Inc.	1,630,284	35,931,459
Medicis Pharmaceutical Corp., Class A	515,906	22,323,253
Mednax, Inc.*	429,243	31,957,141
Memc Electronic Materials, Inc.*	1,993,704	5,482,686
Mentor Graphics Corp.*	806,932	12,491,307
Mercury General Corp.	312,882	12,092,889
Meredith Corp.	311,099	10,888,465

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Mettler-Toledo International, Inc.*	267,874	$45,736,807
MICROS Systems, Inc.*	692,522	34,016,681
Mine Safety Appliances Co.	268,071	9,991,006
Minerals Technologies, Inc.	152,364	10,807,179
Mohawk Industries, Inc.*	500,375	40,040,008
Monster Worldwide, Inc.*	1,021,136	7,484,927
MSC Industrial Direct Co., Class A	400,808	27,038,508
MSCI, Inc., Class A*	1,051,529	37,634,223
National Fuel Gas Co.	719,243	38,867,892
National Instruments Corp.	812,301	20,445,616
National Retail Properties, Inc.	934,064	28,488,952
NCR Corp.*	1,373,591	32,018,406
NeuStar, Inc., Class A*	573,359	22,951,561
New York Community Bancorp, Inc.	3,791,142	53,682,571
New York Times Co., Class A*	1,049,719	10,245,257
Newmarket Corp.	92,579	22,818,872
Nordson Corp.	487,036	28,550,050
Northern Oil And Gas, Inc.*	510,798	8,678,458
NV Energy, Inc.	2,037,522	36,695,771
NVR, Inc.*	41,765	35,270,543
Oceaneering International, Inc.	931,593	51,470,513
Office Depot, Inc.*	2,461,953	6,302,600
OGE Energy Corp.	851,752	47,238,166
Oil States International, Inc.*	472,619	37,554,306
Old Republic International Corp.	2,083,097	19,372,802
Olin Corp.	690,745	15,009,889
Omega Healthcare Investors, Inc.	938,249	21,326,400
Omnicare, Inc.	963,065	32,715,318
Oshkosh Corp.*	791,252	21,704,042
Owens & Minor, Inc.	548,256	16,381,889
Packaging Corp. of America	847,340	30,758,442
Panera Bread Co., Class A*	243,127	41,547,973
Parametric Technology Corp.*	1,024,947	22,343,845
Patterson-UTI Energy, Inc.	1,310,257	20,754,471
PetSmart, Inc.	934,029	64,429,320
Plains Exploration & Production Co.*	1,113,724	41,731,238
Plantronics, Inc.	365,055	12,897,393
PNM Resources, Inc.	687,701	14,462,352
Polaris Industries, Inc.	549,928	44,472,677

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Polycom, Inc.*	1,526,733	$15,068,855
Post Holdings, Inc.*	282,340	8,487,140
Potlatch Corp.	348,261	13,014,514
Prosperity Bancshares, Inc.	377,445	16,086,706
Protective Life Corp.	691,102	18,113,783
Pvh Corp.	609,077	57,082,696
QLogic Corp.*	813,867	9,294,361
Questar Corp.	1,516,908	30,838,740
Quicksilver Resources, Inc.*	1,030,430	4,214,459
Rackspace Hosting, Inc.*	936,553	61,896,788
Ralcorp Holdings, Inc.*	475,123	34,683,979
Raymond James Financial, Inc.	965,188	35,374,140
Rayonier, Inc.	1,059,898	51,945,601
Realty Income Corp.	1,152,097	47,109,246
Regal-Beloit Corp.	359,799	25,358,634
Regency Centers Corp.	776,505	37,839,089
Regeneron Pharmaceuticals, Inc.*	646,779	98,737,282
Regis Corp.	495,632	9,109,716
Reinsurance Group of America, Inc., Class A	636,408	36,828,931
Reliance Steel & Aluminum Co.	649,974	34,026,139
Rent-A-Center, Inc., Class A	509,711	17,880,662
ResMed, Inc.	1,226,274	49,627,309
RF Micro Devices, Inc.*	2,389,012	9,436,597
Riverbed Technology, Inc.*	1,331,913	30,993,616
Rock-Tenn Co., Class A	610,982	44,100,681
Rollins, Inc.	567,504	13,273,919
Rosetta Resources, Inc.*	456,592	21,870,757
Rovi Corp.*	941,818	13,665,779
Royal Gold, Inc.	508,379	50,766,727
RPM International, Inc.	1,138,740	32,499,640
Saks, Inc.*	883,328	9,107,112
Scholastic Corp.	226,028	7,183,170
Scientific Games Corp., Class A*	489,804	4,050,679
Scotts Miracle-Gro Co., Class A	332,634	14,459,600
SEI Investments Co.	1,168,769	25,070,095
Semtech Corp.*	569,279	14,317,367
Senior Housing Properties Trust	1,523,608	33,184,182
Sensient Technologies Corp.	430,887	15,839,406
Service Corp. International	1,855,295	24,972,271

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Shaw Group, Inc.*	569,793	$24,854,371
Signature Bank/New York NY*	404,584	27,139,495
Signet Jewelers Ltd.	698,403	34,054,130
Silgan Holdings, Inc.	425,642	18,519,683
Silicon Laboratories, Inc.*	331,765	12,195,681
Skyworks Solutions, Inc.*	1,647,633	38,826,472
SL Green Realty Corp.	778,340	62,321,684
SM Energy Co.	562,492	30,436,442
Smithfield Foods, Inc.*	1,161,486	22,823,200
Solarwinds, Inc.*	525,321	29,281,393
Solera Holdings, Inc.	603,797	26,488,574
Sonoco Products Co.	868,901	26,927,242
Sotheby's	585,063	18,429,485
SPX Corp.	437,979	28,648,206
StanCorp Financial Group, Inc.	380,935	11,900,409
Steel Dynamics, Inc.	1,892,186	21,249,249
STERIS Corp.	501,531	17,789,305
Strayer Education, Inc.	102,517	6,596,969
Superior Energy Services, Inc.*	1,356,712	27,839,730
Supervalu, Inc.	1,844,872	4,446,142
SVB Financial Group*	383,424	23,181,815
Synopsys, Inc.*	1,287,486	42,512,788
Synovus Financial Corp.	6,790,956	16,094,566
Taubman Centers, Inc.	532,663	40,871,232
TCF Financial Corp.	1,406,736	16,796,428
Tech Data Corp.*	325,951	14,765,580
Techne Corp.	298,893	21,502,362
Teleflex, Inc.	352,812	24,287,578
Telephone & Data Systems, Inc.	872,226	22,337,708
Tellabs, Inc.	2,981,341	10,553,947
Tempur-Pedic International, Inc.*	514,097	15,366,359
Terex Corp.*	954,007	21,541,478
Thor Industries, Inc.	379,065	13,767,641
Thoratec Corp.*	507,859	17,571,921
TIBCO Software, Inc.*	1,329,407	40,187,974
Tidewater, Inc.	430,184	20,876,830
Timken Co.	697,445	25,917,056
Toll Brothers, Inc.*	1,292,446	42,947,981
Tootsie Roll Industries, Inc.	177,798	4,796,990

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Towers Watson & Co., Class A	493,927	$26,202,827
Tractor Supply Co.	612,037	60,524,339
Trimble Navigation Ltd.*	1,085,176	51,719,488
Trinity Industries, Inc.	682,062	20,441,398
Triumph Group, Inc.	431,035	26,952,619
Trustmark Corp.	559,282	13,612,924
Tupperware Brands Corp.	481,015	25,777,594
tw Telecom, Inc., Class A*	1,304,071	33,997,131
UDR, Inc.	2,160,164	53,615,270
UGI Corp.	970,991	30,828,964
Under Armour, Inc., Class A*	667,401	37,260,998
Unit Corp.*	373,347	15,493,901
United Rentals, Inc.*	800,336	26,178,991
United Therapeutics Corp.*	415,260	23,204,729
Universal Corp.	201,743	10,272,754
Universal Health Services, Inc., Class B	761,287	34,813,655
URS Corp.	663,556	23,430,162
UTI Worldwide, Inc.	895,700	12,065,079
Valassis Communications, Inc.*	343,399	8,478,521
Valley National Bancorp	1,704,618	17,080,272
Valmont Industries, Inc.	202,083	26,573,915
Valspar Corp.	728,883	40,890,336
ValueClick, Inc.*	609,408	10,475,724
VCA Antech, Inc.*	757,674	14,948,908
Vectren Corp.	708,461	20,261,985
Verifone Systems, Inc.*	930,791	25,922,529
Vertex Pharmaceuticals, Inc.*	1,863,177	104,244,753
Vishay Intertechnology, Inc.*	1,137,991	11,186,452
Wabtec Corp.	413,459	33,196,623
Waddell & Reed Financial, Inc., Class A	740,952	24,280,997
Warnaco Group, Inc.*	352,864	18,313,642
Washington Federal, Inc.	919,430	15,336,092
Waste Connections, Inc.	1,063,703	32,177,016
Watsco, Inc.	256,004	19,402,543
Webster Financial Corp.	622,181	14,745,690
Weingarten Realty Investors	963,143	27,073,950
WellCare Health Plans, Inc.*	372,078	21,041,011
Wendy's Co.	2,428,880	11,051,404
Werner Enterprises, Inc.	383,831	8,202,468

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Common Stock	Shares	Value
Westamerica Bancorporation	237,984	$11,197,147
Westar Energy, Inc.	1,090,554	32,345,832
WGL Holdings, Inc.	445,271	17,922,158
Williams-Sonoma, Inc.	747,800	32,880,766
WMS Industries, Inc.*	470,122	7,700,598
Woodward, Inc.	522,162	17,743,065
World Fuel Services Corp.	622,155	22,154,940
Worthington Industries, Inc.	449,160	9,728,806
WR Berkley Corp.	959,019	35,953,622
Wright Express Corp.*	333,844	23,275,604
Zebra Technologies Corp., Class A*	446,201	16,750,386
Total Investments Before Securities Sold, Not Yet Purchased (Cost $11,775,336,816)		10,002,211,249
Securities Sold, Not Yet Purchased†
Common Stocks
Penair, Inc. *	(7,700)	(342,727)
RadioShack Corp.	(7,720)	(18,374)
Total Securities Sold, Not Yet Purchased [Cost $(361,101)]		(361,101)
Total Investments Net of Securities Sold, Not Yet Purchased (Cost $11,774,975,715)		$10,001,850,148

(*)  Non-income producing security for the year ended September 30, 2012.

†  Although the Fund does not generally sell securities it does not own, from time to time, withdrawals in kind and/or basket trades in response to changes in the target portfolio may result in the Fund temporarily holding short positions. Such short position may result in the Fund having risk in excess of the amount reflected in the statement of assets and liabilities.

The securities of the SPDR S&P MidCap ETF Trust's, investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
REITS	$889,197,160	8.89%
Retail	698,773,237	6.99%
Commercial Services	541,038,422	5.41%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Industry Classification	Value	Percentage
Insurance	$458,149,607	4.58%
Banks	380,577,187	3.81%
Software	374,227,728	3.74%
Healthcare-Products	350,342,286	3.50%
Electric	314,036,720	3.14%
Oil & Gas	300,416,239	3.00%
Chemicals	278,466,146	2.78%
Electronics	264,712,889	2.65%
Biotechnology	261,359,659	2.61%
Computers	257,757,226	2.58%
Miscellaneous Manufacturing	254,791,805	2.54%
Internet	225,556,636	2.26%
Healthcare-Services	223,872,561	2.24%
Transportation	220,364,872	2.20%
Diversified Financial Services	207,513,992	2.07%
Machinery-Diversified	200,232,970	2.00%
Gas	199,219,597	1.99%
Semiconductors	193,232,318	1.93%
Food	187,823,962	1.88%
Electrical Components & Equipment	165,579,973	1.66%
Telecommunications	162,293,200	1.62%
Household Products/Wares	139,377,468	1.39%
Packaging & Containers	131,873,079	1.32%
Apparel	117,739,243	1.18%
Engineering & Construction	115,701,082	1.16%
Home Builders	114,231,953	1.14%
Aerospace/Defense	110,507,196	1.10%
Oil&Gas Services	106,791,298	1.07%
Building Materials	104,517,814	1.04%
Distribution/Wholesale	102,841,165	1.03%
Media	102,508,463	1.02%
Pharmaceuticals	101,998,954	1.02%
Savings & Loans	100,616,831	1.01%
Oil & Oil Services	94,747,115	0.95%
Forest Products & Paper	89,232,364	0.89%
Hand/Machine Tools	79,164,327	0.79%
Iron/Steel	75,230,968	0.76%
Metal Fabricate/Hardware	75,464,472	0.75%
Mining	72,087,458	0.72%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

Industry Classification	Value	Percentage
Leisure Time	$67,978,230	0.68%
Environmental Control	62,196,374	0.62%
Entertainment	59,669,491	0.60%
Real Estate	39,841,169	0.40%
Textiles	40,040,008	0.40%
Specialty Retail	34,054,130	0.34%
Airlines	30,742,452	0.31%
Water	29,870,712	0.30%
Beverages	26,468,948	0.26%
Auto Manufacturers	21,704,042	0.22%
Machinery-Construction & Mining	21,541,478	0.22%
Office Furnishings	19,767,345	0.20%
Advertising	17,623,549	0.18%
Shipbuilding	17,974,693	0.18%
Trucking & Leasing	17,184,593	0.17%
Home Furnishings	15,366,358	0.15%
Investment Companies	13,785,588	0.14%
Coal	11,600,592	0.12%
Agriculture	10,272,754	0.10%
Grand Total	$10,001,850,148	100.00%

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2012

The following is a summary of the inputs used as of September 30, 2012 in valuing the Trust's assets carried at fair value:

	Level 1		Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$10,002,211,249		$—	$—	$10,002,211,249
Liabilities
Investment in Securities
Common Stocks	$(361,101)		$—	$—	$(361,101)
Total	$10,001,850,148	†	$—	$—	$10,001,850,148

†  Please refer to the Industry Classification section of the Schedule of Investments for a breakdown of valuations by industry type.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2012
Assets:
Investments in securities, at value (cost $11,775,336,816)	$10,002,211,249
Cash	51,759,996
Receivable from securities sold	131,434,208
Receivable from units created	8,932,781
Dividends receivable	12,816,805
Total Assets	$10,207,155,039
Liabilities:
Payable for units redeemed	$90,035,164
Payable for securities purchased	64,363,396
Distribution payable	23,239,723
Payable to Sponsor	5,385,784
License fee payable	1,115,398
Accrued Trustee fees	837,823
Securites Sold, Not Yet Purchased	361,101
Other accrued expenses	510,448
Total Liabilities	185,848,837
NET ASSETS	$10,021,306,202
Net Assets Represented By:
Interest of Unitholders (55,652,179 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid in capital	$13,029,132,502
Distributions in excess of net investment income	(17,994,903)
Accumulated net realized loss on investments	(1,216,705,830)
Unrealized depreciation of investments	(1,773,125,567)
NET ASSETS	$10,021,306,202
Shares of beneficial interest outstanding, unlimited shares authorized:	55,652,179
Net asset value per share: (net assets/shares of beneficial interest outstanding)	$180.07

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2012	2011	2010
Investment income
Dividend income	$131,965,584	$136,639,649	$125,278,107
Expenses
Printing and distribution expenses	10,234,881	12,447,233	9,657,134
Trustee fees and expenses	9,789,974	11,390,007	8,975,736
License fees	2,837,025	3,310,411	2,589,263
Audit fees	105,071	114,910	113,900
Legal fees	574,417	223,266	103,517
Other fees and expenses	134,355	156,373	182,504
Total expenses	23,675,723	27,642,200	21,622,054
Less: voluntary fee reduction by the Trustee (see Note 3)	(33,910)	(55,345)	(44,859)
Net expenses	23,641,813	27,586,855	21,577,195
Net investment income	108,323,771	109,052,794	103,700,912
Realized and unrealized gains (losses) on investments
Net realized losses	(262,352,358)	(124,291,616)	(293,975,833)
Net realized gains from in-kind redemptions	848,723,406	1,592,399,110	774,327,401
Net realized gains (losses)	586,371,048	1,468,107,494	480,351,568
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,547,505,058	(1,416,482,818)	686,290,567
Net realized and unrealized gains (losses) on investments	2,133,876,106	51,624,676	1,166,642,135
Net increase (decrease) in net assets resulting from operations	$2,242,199,877	$160,677,470	$1,270,343,047

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2012	2011	2010
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$108,323,771	$109,052,794	$103,700,912
Net realized gains (losses) on investments and in-kind redemptions	586,371,048	1,468,107,494	480,351,568
Net increase (decrease) in unrealized appreciation (depreciation) on investments	1,547,505,058	(1,416,482,818)	686,290,567
Net increase (decrease) in net assets resulting from operations	2,242,199,877	160,677,470	1,270,343,047
Dividends and Distributions to Unitholders from:
Net investment income	(103,618,655)	(107,883,857)	(98,443,107)
Unitholder Transactions:
Proceeds from subscriptions of Trust Units	17,249,824,419	16,547,945,793	13,313,366,931
Reinvestment of dividends and distributions	216,856	233,644	444,935
Less: Redemptions of Trust Units	(17,097,873,234)	(19,186,517,255)	(12,115,633,927)
Increase (decrease) in net assets due to Unitholder transactions	152,168,041	(2,638,337,818)	1,198,177,939
Total increase (decrease)	2,290,749,263	(2,585,544,205)	2,370,077,879
Net Assets:
Beginning of year	7,730,556,939	10,316,101,144	7,946,023,265
End of year	$10,021,306,202	$7,730,556,939	$10,316,101,144
Distributions in excess of net investment income	$(17,994,903)	$(22,700,019)	$(23,066,261)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights
Selected Data for a Trust Unit

	Year Ended September 30,
	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Year	$142.04	$145.66	$125.49	$132.13	$160.79
Investment Operations:
Net investment income*	1.94	1.64	1.62	1.51	1.61
Net realized and unrealized gains (losses) on investments	37.92	(3.62)	20.09	(6.48)	(28.56)
Total from Investment Operations	39.86	(1.98)	21.71	(4.97)	(26.95)
Less Distributions from:
Net investment income	(1.83)	(1.64)	(1.54)	(1.67)	(1.71)
Net Asset Value, End of Year	$180.07	$142.04	$145.66	$125.49	$132.13
Total Investment Return**	28.16%	(1.52)%	17.37%	(3.47)%	(16.84)%
Ratios and Supplemental Data
Net assets, end of year (000's)	$10,021,306	$7,730,557	$10,316,101	$7,946,023	$8,345,964
Ratio of expenses to average net assets(1)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(1)	1.15%	0.99%	1.20%	1.50%	1.08%
Portfolio turnover rate(2)	14.17%	17.91%	14.93%	24.59%	28.95%

(1)  Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.15% and 0.25% for the year ended September 30, 2012, 0.99% and 0.25% for the year ended September 30, 2011, 1.20% and 0.25% for the year ended September 30, 2010, 1.50% and 0.25% for the year ended September 30, 2009 and 1.06% and 0.26% for the year ended September 30, 2008. (See Note 3).

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Trust Units.

*  Per share amounts have been calculated using the average share method.

**  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2011

Note 1 - Organization

SPDR® S&P MidCap 400® Trust ETF ("Trust") is a unit investment trust that issues securities called "Trust Units" or "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) ("Trustee") and PDR Services LLC ("Sponsor"), dated and executed as of April 27, 1995, as amended ("Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940. Trust Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM ("S&P MidCap 400 Index").

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market therefore is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market, or (d) by any combination thereof.

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. These levels of inputs are summarized at the end of the Schedule of Investments.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. The Trust records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates. If actual amounts are not available then actual amounts of income, realized gain and return of capital may differ from the estimated amounts.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC") and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holders of Units, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the tax positions for the tax years subject to audit as of September 30, 2012, and has determined that no provision for income taxes is necessary for the year ended September 30, 2012. The tax returns of the Trust's 2009, 2010, and 2011 tax years and the year ended September 30, 2012 remain subject to audit. The Trust has no unrecognized tax benefits as of September 30, 2012.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, The Bank of New York Mellon (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap 400 Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001 and above*	0.10% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2012, 2011, and 2010 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor," a wholly-owned subsidiary of NYSE Amex LLC, an indirect wholly-owned subsidiary of NYSE Euronext) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, to the extent such expenses exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2012, 2011 and 2010.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that subsequently during the year expenses fall below the expense limitation described above on any given day. At September 30, 2012, there is no outstanding amount to be repaid by the Trust to the Sponsor for expenses so reimbursed or assumed.

Note 4 - Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2012		Year Ended September 30, 2011
	Units	Amount	Units	Amount
Units sold	103,600,000	$17,249,824,419	101,250,000	$16,547,945,793
Dividend reinvestment Units issued	1,269	216,856	1,380	233,644
Units redeemed	(102,375,000)	(17,097,873,234)	(117,650,000)	(19,186,517,255)
Net increase/(decrease)	1,226,269	$152,168,041	(16,398,620)	$(2,638,337,818)

	Year Ended September 30, 2010
	Units	Amount
Units sold	97,300,000	$13,313,366,931
Dividend reinvestment Units issued	3,479	444,935
Units redeemed	(89,800,000)	(12,115,633,927)
Net increase/(decrease)	7,503,479	$1,198,177,939

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units of 25,000 Units. Such transactions are permitted only on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 0.20% of current market value of one Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2012, the Trustee earned $1,104,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2012.

At September 30, 2012, the Trustee and its affiliates held $1,145,176,053, or 11.43% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2012 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $17,234,668,645, $17,083,051,151, $1,371,019,420 and $1,337,349,679, respectively.

Note 6 - U.S. Federal Income Tax Status

The following details the tax basis distributions and components of distributable earnings as of September 30, 2012. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

Cost of investments for federal income tax purposes	$11,870,352,041
Gross unrealized appreciation	$199,192,039
Gross unrealized depreciation	(2,067,332,831)
Net unrealized depreciation	$(1,868,140,792)
Distributable earnings, ordinary income	$22,495,903
Capital loss carryforwards expiring:
9/30/16	$(9,130,465)
9/30/17	(163,881,388)
9/30/18	(709,669,042)
$(882,680,895)
Short Term Losses expiring:
n/a	3,718,271

For the year ended September 30, 2012, the Trust expired $(80,183,853) of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains that offset will not be distributed to Unitholders.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Trust will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

At September 30, 2012 the Trust deferred $235,291,439 of capital losses arising subsequent to October 31, 2011. For tax purposes, such losses will be reflected in the year ending September 30, 2013.

The tax composition of dividends paid during the years ending September 30, 2012, September 30, 2011 and September 30, 2010 was ordinary income.

As of September 30, 2012, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions, expiration of capital loss carryforwards and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments was increased by $642,525,082 and paid-in capital was increased by $642,525,082.

Note 7 - Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Related Party Transactions

The Trustee directs all portfolio securities transactions for the Trust to BNY ConvergExecution Solutions, LLC ("ConvergEx"), an affiliate of the Trustee. During the fiscal years ended September 30, 2012, 2011 and 2010, the Trust paid $1,709,461, $2,829,012 and $2,802,928, respectively, in commissions on trades to ConvergEx.

Note 9 - License Agreement

The License Agreement grants State Street Global Markets, LLC ("SSGM") a license to use the S&P MidCap 400 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, the Sponsor and the Exchange have each received a sublicense from SSGM for the use of the S&P MidCap 400 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the Beneficial Owners of Trust Units.

Currently, the License Agreement is scheduled to terminate on April 27, 2020, but its term may be extended beyond such date without the consent of any of the Beneficial Owners of Trust Units.

Subsequent Event

On September 15, 2012, a dividend was declared. The distribution of $0.41 per share is payable on October 31, 2012, to Unitholders of record at the close of business on September 25, 2012. The ex-dividend date is September 21, 2012.

The Trustee has evaluated subsequent transactions and events after the balance sheet date through the date on which these financial statements were issued and, except as already included in the notes to the financial statements, has determined that no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR S&P MidCap 400 ETF Trust (the "Trust") at September 30, 2012, the results of its operations and the changes in its net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 27, 2012

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2012*

Total Trust Assets:	$10,207,155,039
Trust Net Assets:	$10,021,306,202
Number of Units:	55,652,179
Fractional Undivided Interest in Trust Represented by each Unit:	1/55,652,179
Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:	From 0.10% to 0.14%, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$180.07
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:

The first to occur of (i) April 27, 2020 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2012

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	43	3.42%
Between zero and 0.25%	530	42,10%
Bid/Ask Price Equal to NAV	7	.55%
Between zero and -0.25%	649	51.55%
Less than -0.25%	30	2.38%
Total:	1,259	100.00%

Comparision of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/12 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	28.16%	18.92%	169.98%	532.41%
Return Based on Bid/Ask Price	27.98%	18.69%	171.16%	531.88%
S&P MidCap 400 Index	28.54%	20.66%	178.05%	1002.58%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	28.16%	3.53%	10.44%	11.16%
Return Based on Bid/Ask Price	27.98%	3.49%	10.49%	11.16%
S&P MidCap 400 Index	28.54%	3.83%	10.77%	11.96%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  Average Annual Return and Cumulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust

Sponsor

PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017

NOTES